Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Carrying Amounts and Fair Values of the Company’s Financial Instruments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Assets
Financial assets, at fair value through other comprehensive income	$ 17,513,555	$ 17,513,555
Carrying amount [Member]
Assets
Financial assets, at fair value through other comprehensive income	17,513,555	17,513,555
Liabilities
Convertible notes liabilities	5,476,426	2,930,281
Warrant liabilities	4,218,190	2,625,440
Fair value [Member]
Assets
Financial assets, at fair value through other comprehensive income	17,513,555	17,513,555
Liabilities
Convertible notes liabilities	5,476,426	2,930,281
Warrant liabilities	$ 4,218,190	$ 2,625,440